Accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The Consolidated Financial Statements comply with generally accepted accounting principles in the United States of America ("US GAAP") and are presented in U.S. dollars ("US dollar", "$" or "US$") rounded to the nearest million, unless stated otherwise. They include the financial statements of Seadrill Limited and its consolidated subsidiaries.
In January 2022, we disposed of 65% of our equity interest in Paratus Energy Services Ltd ("PES") and in October 2022, we disposed of seven jackup units with contract in the Kingdom of Saudi Arabia (the "KSA Business"). Both transactions represented strategic shifts in Seadrill's operations which were deemed to have a major effect on its operations and financial results in 2022 and going forward and therefore both were reclassified as discontinued operations. As such, their results were reported separately in comparative periods.
Following the sale of the KSA Business, our organizational structure was simplified, consolidating our operations into a single segment. In light of this change, the information provided to the Chief Operating Decision Maker ("CODM") has been adapted to reflect the updated operational structure during the year ended December 31, 2023. As a result, we have updated the reportable segments disclosed externally from Harsh Environment Floaters, and Jackups to a single operating segment. This has been reflected for all periods covered by the report.
The financial information presented assumes we will continue as a going concern, able to realize our assets and discharge liabilities in the normal course of business as they come due.

Basis of consolidation
Basis of consolidation
We consolidate companies where we control over 50% of voting rights, and entities where we hold a variable interest and are the primary beneficiary. A variable interest entity ("VIE") is a legal entity where equity at risk is not enough to finance its activities, or equity interest holders lack power to direct activities or receive expected returns. We are the primary beneficiary of a VIE when we have the power to direct activities that impact economic performance and the right to receive benefits or absorb losses. We exclude subsidiaries, even if fully owned, if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.

Fresh start accounting
Fresh start accounting
Seadrill qualified for fresh start accounting following its emergence from bankruptcy on the Effective Date, in accordance with the provisions set forth in ASC 852. This resulted in a new entity, the Successor, for financial reporting purposes, with no beginning retained earnings or loss as of the Effective Date.
Under fresh start accounting, Seadrill allocated the court approved reorganization value to its individual assets based on their estimated fair values on the Effective Date. Reorganization value represents the value of the reconstituted entity before considering liabilities and it approximates the amount a willing buyer would pay for the assets of the entity immediately after the restructuring.
Seadrill will continue to present financial information for any periods before the adoption of fresh start accounting for the Predecessor. The Predecessor and Successor Companies lack comparability, as required by ASC Topic 205, Presentation of Financial Statements. Therefore, "black-line" financial statements are presented to distinguish between the Predecessor and Successor Companies.

Revenue from contracts with customers, and contract assets and liabilities
Revenue from contracts with customers
The activities that primarily drive the revenue earned from our drilling contracts include (i) providing a drilling rig and the crew and supplies necessary to operate the rig, (ii) mobilizing and demobilizing the rig to and from the drill site and (iii) performing rig preparation activities or modifications required for the contract with a customer. Consideration received for performing these activities may consist of dayrate drilling revenue, mobilization and demobilization revenue, contract preparation revenue and reimbursement revenue. We account for these integrated services as a single performance obligation that is (i) satisfied over time and (ii) comprised of a series of distinct time increments of service.
We recognize revenues for activities that correspond to a distinct time increment of service within the contract term in the period when the services are performed. We recognize consideration for activities that are (i) not distinct within the context of our contracts and (ii) do not correspond to a distinct time increment of service, ratably over the estimated contract term.
We determine the total transaction price for each individual contract by estimating both fixed and variable consideration expected to be earned over the term of the contract. The amount estimated for variable consideration may be constrained and is only included in the transaction price to the extent that it is probable that a significant reversal of previously recognized revenue will not occur throughout the term of the contract. When determining if variable consideration should be constrained, we consider whether there are factors outside of our control that could result in a significant reversal of revenue as well as the likelihood and magnitude of a potential reversal of revenue. We re-assess these estimates each reporting period as required. For further information please refer to Note 8 – "Revenue from contracts with customers".
Our drilling contracts generally provide for payment on a dayrate basis, with higher rates for periods when the drilling unit is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The dayrate invoices billed to the customer are typically determined based on the varying rates applicable to the specific activities performed on an hourly basis. Such dayrate consideration is allocated to the distinct hourly incremental service it relates to. Revenue is recognized in line with the contractual rate billed for the services provided for any given hour.
We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the mobilization of our rigs. These activities are not considered to be distinct within the context of the contract. The associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to contract drilling revenue as services are rendered over the initial term of the related drilling contract.
We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received. For example, the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, as described above, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
We generally receive reimbursements from our customers for the purchase of supplies, equipment, personnel services and other services provided at their request in accordance with a drilling contract or other agreement. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and timing thereof are highly dependent on factors outside of our influence. Accordingly, reimbursable revenue is fully constrained and not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a customer. We are generally considered a principal in such transactions and record the associated revenue at the gross amount billed to the customer, at a point in time, as "Reimbursable revenues" in our Consolidated Statements of Operations.
In some countries, the local government or taxing authority may assess taxes on our revenues. Such taxes may include sales taxes, use taxes, value-added taxes, gross receipts taxes and excise taxes. We generally record tax-assessed revenue transactions on a net basis.
Certain direct and incremental costs incurred for upfront preparation, initial mobilization and modifications of contracted rigs represent costs of fulfilling a contract as they relate directly to a contract, enhance resources that will be used in satisfying our performance obligations in the future and are expected to be recovered. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract.
Any costs incurred for delays in commencement of drilling contracts are treated as variable consideration that is allocated to the firm term of the drilling contract.
Contract assets and liabilities
Accounts receivable are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. If we recognize revenue ahead of this point, we also recognize a contract asset. Contract assets balances relate primarily to demobilization revenues recognized during the period associated with probable future demobilization activities.
Contract liabilities include payments received for mobilization, rig preparation and upgrade activities which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract.

Arrangements with MSA Managers
Arrangements with MSA Managers
On completion of the Aquadrill acquisition on the Closing Date, Seadrill assumed arrangements related to the management of the former Aquadrill rigs. These existing arrangements were with offshore drilling contractors including affiliates of Diamond Offshore Drilling, Inc., Vantage Drilling International, and Energy Drilling Management Pte Ltd. (collectively, the "MSA Managers"), governed by master service or similar agreements ("MSAs").
Under the MSAs, certain former Aquadrill rigs are chartered to an MSA Manager who then contracts with a third-party customer to provide drilling services, providing all necessary crew and other required services and supplies needed to provide those services. The charter arrangements are structured such that all revenues from the end customer and all contract expenses are passed through to Seadrill. The MSA Manager also charges a fee for the services provided. While this fee is variable to align contract objectives between us and the Manager, the majority of economic risk and reward over the arrangement resides with Seadrill.
For accounting purposes, we consider each arrangement as a single unified contract between Seadrill and the end customer with the MSA Manager acting as both a lease broker and subcontractor in providing services to the end customer. Similar to arrangements where Seadrill provides drilling services directly to an end-customer using its owned rigs, the arrangement has both lease and non-lease components. We apply the practical expedient per ASC 842-10-15-42 which permits us to account for the arrangement based on the predominant component in the arrangement, which we consider to be the non-lease component.
Accordingly, we account for these arrangements under the guidance of ASC 606 – Revenue from Contracts with Customers. We recognize all revenues from the end-customers and all operating expenditures incurred by the MSA Manager and passed back to us, together with all MSA Manager fees, as operating expenses. In addition, where the MSA Manager incurs capital or long-term-maintenance expenditures on the units, these costs are also passed to us and accounted for as drilling unit additions. More generally, the accounting for revenue and expenses related to these arrangements follows our accounting policies.

Management contract revenues and other revenues
Management contract revenues
Seadrill has provided management and operational support services to Sonadrill, SeaMex, and in the Predecessor period, Northern Ocean and Aquadrill. These services are typically charged on either a cost-plus or dayrate basis. In addition, Seadrill has recorded reimbursable revenues on certain project work conducted on behalf of such parties.
Other revenues
Other revenues comprise charter income from rigs leased to Gulfdrill and Sonadrill, revenue from the sale of inventories, and termination fees earned when drilling contracts are terminated before the contract end date. Termination fees are recognized daily as any contingencies or uncertainties are resolved.

Vessel and Rig Operating Expenses
Vessel and Rig Operating Expenses
Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance and costs for onshore support personnel. We expense such costs as incurred.

Mobilization and demobilization expenses
Mobilization and demobilization expenses
We incur costs to prepare a drilling unit for a new customer contract and to move the rig to a new contract location. We capitalize the mobilization and preparation costs for a rig's first contract as a part of the rig value and recognize these costs as depreciation expense over the expected useful life of the rig (i.e. 30 years). For subsequent contracts, we defer these costs over the expected contract term (see deferred contract costs above), unless we do not expect the costs to be recoverable, in which case we expense them as incurred.
We incur costs to transfer a drilling unit to a safe harbor or different geographic area at the end of a contract. We expense such demobilization costs as incurred. We also expense any costs incurred to relocate drilling units that are not under contract.
Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys
Costs related to periodic overhauls of drilling units are capitalized and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily shipyard costs and the cost of employees directly involved in the work. We include amortization costs for periodic overhauls in depreciation expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Income taxes
Income taxes
Seadrill is a Bermuda company that has subsidiaries and affiliates in various jurisdictions. As of December 31, 2023, Seadrill and our Bermudan subsidiaries and affiliates are not required to pay taxes in Bermuda on ordinary income or capital gains as they qualify as exempted companies. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned. Refer to Note 13 – "Taxation".
The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in relation to the interpretation of tax law that arises in the ordinary course of business.
We recognize liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit by relevant tax authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. While we believe we have appropriate support for the positions taken on our tax returns, we regularly assess the potential outcomes of examinations by tax authorities in determining the adequacy of our provision for income taxes.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. We recognize the income tax effects of intercompany sales or transfers of assets, other than inventory, in the Consolidated Statement of
Operations as income tax expense (or benefit) in the period of sale or transfer occurs.
Current income tax expense reflects an estimate of our income tax liability for the current year, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.
Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.
Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected on the balance sheet. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as the valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including where our drilling units are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Foreign currencies
Foreign currencies
The majority of our revenues and expenses are denominated in U.S. dollars and therefore the majority of our subsidiaries use U.S. dollars as their functional currency. Our reporting currency is also U.S. dollars. For subsidiaries with functional currencies other than U.S. dollars, we use the current method of translation whereby items of income and expense are translated using the average exchange rate for the period and the assets and liabilities are translated using the year-end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders' equity.
Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency denominated monetary assets and liabilities are remeasured using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included within "Other financial and non-operating items" in the Consolidated Statements of Operations.

Earnings/(loss) per share
Earnings/(loss) per share
Basic earnings/(loss) per share ("EPS/LPS") is calculated based on the income or loss for the period available to common shareholders divided by the weighted average number of Shares outstanding. Diluted income or loss per share includes the effect of the assumed conversion of potentially dilutive instruments such as our restricted stock units, performance stock units and convertible bond. The determination of dilutive income or loss per share may require us to make adjustments to net income or loss and the weighted average Shares outstanding.
Fair value measurements
Fair value measurements
We estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Hierarchy Levels 1, 2 and 3 are terms for the priority of inputs to valuation techniques used to measure fair value. Hierarchy Level 1 inputs are unadjusted quoted prices for identical assets or liabilities in active markets. Hierarchy Level 2 inputs are significant other observable inputs, including direct or indirect market data for similar assets or liabilities in active markets or identical assets or liabilities in less active markets. Hierarchy Level 3 inputs are significant unobservable inputs, including those that require considerable judgment for which there is little or no market data. When a valuation requires multiple input levels, we categorize the entire fair value measurement according to the lowest level of input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Current and non-current classification
Current and non-current classification
Generally, assets and liabilities (excluding deferred taxes and liabilities subject to compromise) are classified as current assets and liabilities respectively if their maturity is within one year of the balance sheet date. In addition, we classify any derivative financial instruments as current. Current liabilities will include where amounts from lenders are payable on demand at their discretion due to event of default clauses being met.
Generally, assets and liabilities are classified as non-current assets and liabilities respectively if their maturity is beyond one year of the balance sheet date. In addition, we classify loan fees based on the classification of the associated debt principal.
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash
Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with maturities of three months or less. Amounts are presented net of allowances for credit losses.
Restricted cash	Restricted cash consists of bank deposits which are subject to restrictions due to legislation, regulation or contractual arrangements. Restricted cash amounts that are expected to be used after one year from the balance sheet date are classified as non-current assets. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of maturity date and the counterparty's credit rating.
Receivables and allowance for credit losses
Receivables
Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount net of expected credit losses and write-offs. Interest income on receivables is recognized as earned.
Allowance for credit losses
The current expected credit loss ("CECL") model requires recognition of expected credit losses over the life of a financial asset upon its initial recognition. Periods prior to adoption are presented under the previous guidance with an allowance against a receivable balance recognized only if it was probable that we would not recover the full amount due to us. We determined doubtful accounts on a case-by-case basis and considered the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes.
The CECL model contemplates a broader range of information to estimate expected credit losses over the contractual lifetime of an asset. It also requires consideration of the risk of loss even if it is remote. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts of events which may affect the collectability. We estimate the CECL allowance using a "probability-of-default" model, calculated by multiplying the exposure at default by the probability of default by the loss given default by a risk overlay multiplier over the life of the financial instrument (as defined by ASU 2016-13). Our critical judgements relate to internal credit ratings and maturities used to determine probability of default, the subordination of debt to determine loss given default and the performance status of the receivable that can impact any management overlay. We determine management risk overlay based on management assessment of defaults, overdue amounts and other observable events that provide information on collection. Our internal credit ratings are based on the Moody’s scorecard approach (based on several quantitative and qualitative factors) and our approach relies on statistical data from Moody’s ‘Default and Ratings Analytics’ to derive the expected credit loss. We monitor the credit quality of receivables by re-assessing credit ratings, assumed maturities and probability-of-default on a quarterly basis. Due to the inherent uncertainty around these judgmental areas, it is at least reasonably possible that a material change in the CECL allowance can occur in the near term. We grouped financial assets with similar risk characteristics based on their contractual terms, historical credit loss pattern, internal and external credit ratings, maturity, collateral type, past due status and other relevant factors.
The CECL model applies to external trade receivables, related party receivables and other financial assets measured at amortized cost as well as to off-balance sheet credit exposures not accounted for as insurance. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance.
The allowance for credit losses reflects the net amount expected to be collected on the financial asset. Any change in credit allowance is reflected in the Consolidated Statement of Operations based on the nature of the financial asset receivable.
Amounts are written off against the allowance in the period when efforts to collect a balance have been exhausted. Any write-offs in excess of credit allowance by category of financial asset reduces the asset's carrying amount and is reflected in the Consolidated Statement of Operations. Expected recoveries will not exceed the amounts previously written-off or current credit loss allowance by financial asset category and are recognized in the Consolidated Statement of Operations in the period of receipt.
Related parties
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. 10% shareholders that do not have significant influence are also considered to be related parties. Amounts receivable from related parties are presented net of allowances for expected credit losses and write-offs. Interest income on receivables is recognized as earned.
Equity investments
Equity investments
Investments in common stock are accounted for using the equity method if we have the ability to significantly influence, but not control, the investee. Significant influence is presumed to exist if our ownership interest in the voting stock of the investee is between 20% and 50%. We also consider other factors such as representation on the investee’s board of directors and the nature of commercial arrangements, We classify our equity investees as "Investments in Associated Companies" on the Consolidated Balance Sheets. We recognize our share of earnings or losses from our equity method investments in the Consolidated Statements of Operations as "Share in results from associated companies". Refer to Note 17 – "Investment in associated companies".
We assess our equity method investments for impairment at each reporting period when events or circumstances suggest that the carrying amount of the investments may be impaired. We record an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date. We consider (1) the length of time and extent to which fair value is below carrying value, (2) the financial condition and near-term prospects of the investee, and (3) our intent and ability to hold the investment until any anticipated recovery. If an impairment loss is recognized, subsequent recoveries in value are not reflected in earnings until sale of the equity method investee occurs.
All other equity investments including investments that do not give us the ability to exercise significant influence and investments in equity instruments other than common stock, are accounted for at fair value, if readily determinable. We classify our other equity investments as "marketable securities" with gains or losses on remeasurement to fair value recognized within "Other financial and non-operating items" in the Consolidated Statements of Operations. If we cannot readily ascertain the fair value, we record the investment at cost less impairment. We perform a qualitative impairment analysis for our equity investments recorded at cost at each reporting period to evaluate whether an event or change in circumstances has occurred that indicates that the investment is impaired. We record an impairment loss to the extent that the carrying amount of the investment exceeds its estimated fair value
Held For Sale and Discontinued Operations
Held For Sale and Discontinued Operations
Assets are classified as held for sale when all of the following criteria are met: management commits to a plan to sell the asset (disposal group), the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year. The term probable refers to a future sale that is likely to occur, the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Assets held for sale are measured at the lower of carrying value or fair value less costs to sell.
Management assesses whether an operation should be reported as discontinued operations under the three criteria set out in ASC 205:1) a discontinued operation may include a component of the business or group of components of the business, 2) if the disposal represents a strategic shift that has (or will have) a major effect on an the business's operations and financial results, and 3) examples of a strategic shift that has (or will have) a major effect on an the business's operations and financial results could include a disposal of a major geographical area, a major line of business, a major equity method investment, or other major parts of the business. When an operation meets these criteria, the results of that operation are reported as "discontinued operations" in the statement of operations and all comparative periods of the consolidated financial statements and associated notes are recast for this classification.
Drilling units and equipment
Drilling units
Rigs, vessels and related equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. Rig upgrade costs incurred that increase the marketability of the rig beyond the current contract are depreciated over the remaining lives of the rigs. The estimated economic useful life of our floaters and jackup rigs, when new, is 30 years.
Drilling units acquired in a business combination are measured at fair value at the date of acquisition. Cost of property and equipment sold or retired, with the related accumulated depreciation and impairment is removed from the Consolidated Balance Sheet, and resulting gains or losses are included in the Consolidated Statement of Operations.
We re-assess the remaining useful lives of our drilling units when events occur which may impact our assessment of their remaining useful lives. These include changes in the operating condition or functional capability of our rigs, technological advances, changes in market and economic conditions as well as changes in laws or regulations affecting the drilling industry.
Equipment
Equipment is recorded at historical cost less accumulated depreciation and impairment and is depreciated over its estimated remaining useful life. The estimated economic useful life of equipment, when new, is between three and five years depending on the type of asset.
Rig activation project costs
Rig reactivation project costs
Most reactivation costs are capitalized. The incremental cost of equipment de-preservation activities and one-time major equipment overhaul or replacement of systems and equipment, certain directly identifiable personnel costs and costs to move rigs from stacking locations to the shipyards are capitalized and depreciated over the remaining lives of the rigs. General and administrative and overhead costs related to reactivation projects are accounted for as operating expenses.
Rig upgrade costs incurred as part of reactivation projects that increase the marketability of the rig beyond the current contract are depreciated over the remaining lives of the rig. Costs incurred as part of reactivation projects to install equipment or modify to current rig specifications that will not increase the marketability of the rig beyond the current contract and rig mobilization costs are deferred and amortized over the contract period.
The cost of reactivation project related long-term maintenance activities such as major classification surveys and other major certifications are capitalized and depreciated over a period of between two and five years (depending on the period covered by the re-certification).

Leases, Lessee
Lessee - When we enter into a new contract, or modify an existing contract, we identify whether that contract has a finance or operating lease component. We do not have any leases classified as finance leases. We determine the lease commencement date by reference to the date the rig (or other leased asset) is available for use and transfer of control has occurred from the lessor. At the lease commencement date, we measure and recognize a lease liability and a right of use ("ROU") asset in the financial statements. The lease liability is measured at the present value of the lease payments not yet paid, discounted using the estimated incremental borrowing rate at lease commencement. The ROU asset is measured at the initial measurement of the lease liability, plus any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, plus any initial direct costs incurred by us.
After the commencement date, we adjust the carrying amount of the lease liability by the amount of payments made in the period as well as the unwinding of the discount over the lease term using the effective interest method. After commencement date, we amortize the ROU asset by the amount required to keep total lease expense including interest constant (straight-line over the lease term).
Seadrill assesses ROU assets for impairment and recognizes any impairment loss in accordance with the accounting policy on impairment of long-lived assets.
We applied the following significant assumptions and judgments in accounting for our leases.
•We apply judgment in determining whether a contract contains a lease or a lease component as defined by Topic 842.
•We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.
•The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.
•Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option is included in determining the appropriate lease term to apply.
•Where a leasing arrangement is a failed sale and leaseback transaction as no transfer of control has occurred as defined by Topic 606, any monies received will be treated as a financing transaction.

Leases, Lessor	Lessor - When we enter into a new contract, or modify an existing contract, we identify whether that contract has a sales-type, direct financing or operating lease. We do not have any leases classified as sales-type or direct financing. For our operating leases, the underlying asset remains on the balance sheet and we record periodic depreciation expense and lease revenue.
Impairment of long-lived assets
Impairment of long-lived assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. We first assess recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to be generated from the asset, including eventual disposal. If the undiscounted future net cash flows are less than the carrying value of the asset, then we compare the carrying value of the asset with the discounted future net cash flows, using a relevant weighted-average cost of capital. The impairment loss to be recognized during the period, is the amount by which the carrying value of the asset exceeds the discounted future net cash flows.

Other intangible assets and liabilities
Other intangible assets and liabilities
Intangible assets and liabilities were recorded at fair value on the date of Seadrill's emergence from Chapter 11 in February 2022 and on acquisition of Aquadrill in April 2023. The amounts of these assets and liabilities less any estimated residual value are amortized on a straight-line basis over the estimated remaining economic useful life or contractual period. We classify amortization of these intangible assets and liabilities within operating expenses. Our intangible assets include favorable and unfavorable drilling contracts, management services contracts and management incentive fees. In accordance with ASC 360, our intangible assets are reviewed for impairment when indicators of impairment are present, which include events or changes in circumstances that indicate that the carrying amount of an asset may not be recoverable. In the event an impairment loss is recognized, the adjusted carrying amount of the intangible asset is its new accounting basis. Refer to Note 16 – "Other current and non-current assets". Our intangible liabilities include unfavorable drilling contracts and unfavorable leasehold improvements.
Debt
Debt
At the inception of a term debt arrangement, or whenever we make the initial drawdown on a revolving debt arrangement, we incur a liability for the principal to be repaid. Debt issuance costs and lender fees related to the term loan are netted against the liability and amortized over the term of the loan. Issuance costs and lender fees related to the revolving debt arrangement are amortized straight-line over the term of the revolver.
Pension benefits
Pension benefits
We make contributions to personal defined contribution plans. These are charged as operational expenses as they become payable. Some of our Norwegian employees are covered by defined benefit plans. The ongoing liability for these schemes is not material and therefore disclosures related to these schemes have not been presented.
Loss contingencies
Loss contingencies
We recognize a loss contingency in the Consolidated Balance Sheets where we have a present obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount is reasonably estimable.
Share repurchases
Share repurchases
Repurchased Shares are recognized at cost as a component of shareholders' equity. If our Shares are acquired for purposes other than retirement, or if ultimate disposition has not yet been decided, the cost of the Shares is recognized as a direct reduction in shareholders' equity as treasury stock. At the point where it is deemed reasonably certain that the acquired Shares will be cancelled/retired, the nominal value of the Shares is recorded as a reduction in share capital with the excess paid over the nominal value recorded as a reduction in additional paid in capital ("APIC").
Share-based compensation
Share-based compensation
After emerging from Chapter 11 in February 2022, we made awards of restricted stock units ("RSUs") and performance stock units ("PSUs") under the Management Incentive Plan (as defined herein) (see Note 25 – "Share based compensation"). We account for our share based compensation in accordance with ASC 718, which utilizes a "modified grant-date" approach, where the fair value of an equity award is estimated on the grant date without regard to service or performance conditions. The subsequent accounting then depends on whether the award is classified as equity settled or liability settled, based on the conditions provided in ASC 718. If any of the conditions set out in ASC 718 are met, we classify the award as liability settled, otherwise the award is classified as equity settled. The fair value of equity settled awards is fixed on the grant date and not remeasured unless the award is modified. The fair value of liability settled awards is remeasured at the end of each reporting period until settlement. The fair value is recorded as operating expense over the service period for all awards that vest. No cost is recorded for awards that do not vest because service conditions are not satisfied. We account for forfeitures on an actual basis.
Guarantees
Guarantees
Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued and reported in "Other current liabilities" and "Other non-current liabilities". If it becomes probable that we will have to perform under a guarantee, we remeasure the liability if the amount of the loss can be reasonably estimated. Financial guarantees written are assessed for credit losses and any allowance is presented as a liability for off-balance sheet credit exposures where the balance exceeds the collateral provided over the remaining instrument life. The allowance is assessed at the individual guarantee level, calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the guarantee.
Business combinations
Business Combinations
We account for acquisitions in accordance with ASC 805 - Business Combinations. When a transaction qualifies as a business combination under ASC 805 because (i) the acquiree meets the definition of a business and (ii) Seadrill as the acquirer obtains control of an acquiree, the acquisition method is used and the identifiable assets acquired and liabilities assumed are recognized at fair value on the acquisition date. Under ASC 805, the excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired and liabilities assumed is recognized as an asset referred to as goodwill. If the fair value of the net assets acquired and liabilities assumed is greater than the purchase price, a bargain purchase gain is recognized in the Consolidated Statement of Operations at the acquisition date.

Sale of Subsidiaries or Group of Assets
Sale of Subsidiaries or Groups of Assets
We account for the sale of a subsidiary or group of assets in accordance with ASC 810 - Consolidations. When we sell a subsidiary or group of assets, we recognize a gain or loss measured as the difference between 1) the aggregate of (i) the fair value of any consideration received, (ii) the fair value of any retained noncontrolling investment in the former subsidiary or group of assets & (iii) the carrying amount of any noncontrolling interest in the former subsidiary; and 2) the carrying amount of the former subsidiary’s assets and liabilities or the carrying amount of the group of assets. Consideration transferred is the sum of the acquisition-date fair values of the assets transferred, the liabilities incurred by the acquirer to Seadrill, and the equity interests issued by the acquirer to Seadrill, but is net of any liabilities incurred by Seadrill. The gain or loss on sale is net of any costs to sell the subsidiary or group of assets.
Recently adopted and issued accounting standards
1) Recently adopted accounting standards
ASU 2023-05 - Joint Venture Formations (Subtopic 805-60)
To reduce diversity in practice and provide decision-useful information to a joint venture’s investors, the Board decided to require that a joint venture apply a new basis of accounting upon formation. By applying a new basis of accounting, a joint venture, upon formation, will recognize and initially measure its assets and liabilities at fair value (with exceptions to fair value measurement that are consistent with the business combinations guidance). This does not have a material impact on the financial statements.
2) Recently issued accounting standards
ASU 2023-07 - Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued ASU No. 2023-07, Segment Disclosures (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Board is issuing this update to improve the disclosures about a public entity’s reportable segments and address requests from investors for additional, more detailed information about a reportable segment’s expenses. As a result of this update, Seadrill will need to consider adding other measures used by the CODM to assess performance to its segment note. The impacts are yet to be fully assessed.
ASU 2023-09 - Income Taxes (Topic 740): Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation and information on income taxes paid. The new requirement is effective for annual periods beginning after December 15, 2024. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively, with early adoption permitted. Upon adoption, this standard will require additional disclosures to be included in our financial statements. The impacts are yet to be fully assessed.
SEC Rule - The Enhancement and Standardization of Climate-Related Disclosures for Investors (Release Nos. 33-11275; 34-99678; File No. S7-10-22)
On March 6, 2024, the SEC adopted final rules designed to enhance public company disclosures related to the risks and impacts of climate-related matters. The new rules include disclosures relating to climate-related risks and risk management as well as the board and management’s governance of such risks. In addition, the rules include requirements to disclose the financial effects of severe weather events and other natural conditions in the audited financial statements. Larger registrants will also be required to disclose information about greenhouse gas emissions, which will be subject to a phased-in assurance requirement. The final rules include a phased-in compliance period beginning with the 2025 fiscal year for large accelerated filers. The impacts are yet to be fully assessed.